Schedule of Investments (unaudited)
June 30, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.(a)	428	$ 125,935
General Electric Co.	6,581	1,046,181
Howmet Aerospace, Inc.	2,352	182,586
		1,354,702
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	701	61,772
Expeditors International of Washington, Inc.	849	105,947
FedEx Corp.	1,361	408,082
United Parcel Service, Inc., Class B	4,385	600,087
		1,175,888
Automobile Components — 0.1%
Aptiv PLC(a)	1,635	115,137
BorgWarner, Inc.	1,339	43,169
		158,306
Automobiles — 1.6%
Ford Motor Co.	23,609	296,057
General Motors Co.	6,860	318,716
Tesla, Inc.(a)	16,682	3,301,034
		3,915,807
Banks — 3.0%
Bank of America Corp.	40,906	1,626,832
Citigroup, Inc.	11,468	727,759
Citizens Financial Group, Inc.	2,777	100,055
Fifth Third Bancorp	4,135	150,886
Huntington Bancshares, Inc.	8,680	114,402
JPMorgan Chase & Co.	17,265	3,492,019
KeyCorp	5,736	81,508
M&T Bank Corp.	997	150,906
PNC Financial Services Group, Inc. (The)	2,395	372,375
Regions Financial Corp.	5,490	110,020
Truist Financial Corp.	8,045	312,548
U.S. Bancorp	9,347	371,076
		7,610,386
Beverages — 1.4%
Brown-Forman Corp., Class B, NVS	1,097	47,379
Coca-Cola Co. (The)	23,318	1,484,191
Constellation Brands, Inc., Class A	970	249,562
Keurig Dr. Pepper, Inc.	6,241	208,449
Molson Coors Beverage Co., Class B	1,119	56,879
Monster Beverage Corp.(a)	4,243	211,938
PepsiCo, Inc.	8,265	1,363,146
		3,621,544
Biotechnology — 2.1%
AbbVie, Inc.	10,617	1,821,028
Amgen, Inc.	3,225	1,007,651
Biogen, Inc.(a)	876	203,074
Gilead Sciences, Inc.	7,491	513,958
Incyte Corp.(a)	1,108	67,167
Moderna, Inc.(a)	2,011	238,806
Regeneron Pharmaceuticals, Inc.(a)	638	670,557
Vertex Pharmaceuticals, Inc.(a)	1,551	726,985
		5,249,226
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	55,059	10,640,152
eBay, Inc.	3,043	163,470
Etsy, Inc.(a)	721	42,524
		10,846,146
Security	Shares	Value
Building Products — 0.5%
A. O. Smith Corp.	726	$ 59,372
Allegion PLC	517	61,084
Builders FirstSource, Inc.(a)	745	103,115
Carrier Global Corp.	5,050	318,554
Johnson Controls International PLC	4,070	270,533
Masco Corp.	1,306	87,071
Trane Technologies PLC	1,359	447,016
		1,346,745
Capital Markets — 2.9%
Ameriprise Financial, Inc.	600	256,314
Bank of New York Mellon Corp. (The)	4,497	269,325
BlackRock, Inc.(b)	837	658,987
Blackstone, Inc., Class A, NVS	4,312	533,826
Cboe Global Markets, Inc.	627	106,628
Charles Schwab Corp. (The)	8,976	661,441
CME Group, Inc., Class A	2,158	424,263
FactSet Research Systems, Inc.	229	93,494
Franklin Resources, Inc.	1,798	40,185
Goldman Sachs Group, Inc. (The)	1,939	877,049
Intercontinental Exchange, Inc.	3,448	471,997
Invesco Ltd.	2,719	40,676
MarketAxess Holdings, Inc.	230	46,122
Moody’s Corp.	941	396,095
Morgan Stanley	7,523	731,160
MSCI, Inc., Class A	473	227,868
Nasdaq, Inc.	2,272	136,911
Northern Trust Corp.	1,243	104,387
Raymond James Financial, Inc.	1,128	139,432
S&P Global, Inc.	1,926	858,996
State Street Corp.	1,809	133,866
T Rowe Price Group, Inc.	1,340	154,515
		7,363,537
Chemicals — 1.5%
Air Products & Chemicals, Inc.	1,340	345,787
Albemarle Corp.	710	67,819
Celanese Corp., Class A	597	80,529
CF Industries Holdings, Inc.	1,128	83,607
Corteva, Inc.	4,184	225,685
Dow, Inc.	4,231	224,455
Eastman Chemical Co.	693	67,893
Ecolab, Inc.	1,523	362,474
FMC Corp.	749	43,105
International Flavors & Fragrances, Inc.	1,543	146,909
Linde PLC	2,890	1,268,161
LyondellBasell Industries NV, Class A	1,537	147,030
Mosaic Co. (The)	1,934	55,893
PPG Industries, Inc.	1,406	177,001
Sherwin-Williams Co. (The)	1,409	420,488
		3,716,836
Commercial Services & Supplies — 0.6%
Cintas Corp.	519	363,435
Copart, Inc.(a)	5,245	284,069
Republic Services, Inc.	1,230	239,038
Rollins, Inc.	1,686	82,260
Veralto Corp.	1,316	125,638
Waste Management, Inc.	2,193	467,855
		1,562,295
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	1,526	534,832
Cisco Systems, Inc.	24,305	1,154,731
F5, Inc.(a)	349	60,108

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	1,939	$ 70,696
Motorola Solutions, Inc.	1,003	387,208
		2,207,575
Construction & Engineering — 0.1%
Quanta Services, Inc.(c)	883	224,361
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	370	200,466
Vulcan Materials Co.	790	196,457
		396,923
Consumer Finance — 0.6%
American Express Co.	3,418	791,438
Capital One Financial Corp.	2,297	318,020
Discover Financial Services	1,508	197,261
Synchrony Financial	2,412	113,822
		1,420,541
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	2,667	2,266,924
Dollar General Corp.	1,320	174,544
Dollar Tree, Inc.(a)	1,251	133,569
Kroger Co. (The)	4,024	200,918
Sysco Corp.	2,985	213,099
Target Corp.	2,782	411,847
Walgreens Boots Alliance, Inc.	4,322	52,275
		3,453,176
Containers & Packaging — 0.2%
Amcor PLC	8,637	84,470
Avery Dennison Corp.	481	105,171
Ball Corp.	1,899	113,978
International Paper Co.	2,061	88,932
Packaging Corp. of America	529	96,574
Westrock Co.	1,541	77,451
		566,576
Distributors — 0.1%
Genuine Parts Co.	844	116,742
LKQ Corp.	1,580	65,712
Pool Corp.	231	70,993
		253,447
Diversified Telecommunication Services — 0.7%
AT&T Inc.	43,109	823,813
Verizon Communications, Inc.	25,307	1,043,661
		1,867,474
Electric Utilities — 0.7%
Constellation Energy Corp.	1,895	379,512
Edison International	2,296	164,876
Entergy Corp.	1,276	136,532
Eversource Energy	2,131	120,849
Exelon Corp.	6,030	208,698
NextEra Energy, Inc.	12,352	874,645
		1,885,112
Electrical Equipment — 0.8%
AMETEK, Inc.	1,386	231,060
Eaton Corp. PLC	2,404	753,774
Emerson Electric Co.	3,429	377,739
GE Vernova, Inc.(a)	1,648	282,649
Generac Holdings, Inc.(a)	374	49,450
Hubbell, Inc.	323	118,050
Rockwell Automation, Inc.	682	187,741
		2,000,463
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7,223	$ 486,613
CDW Corp.	803	179,744
Corning, Inc.	4,642	180,342
Jabil, Inc.	725	78,873
Keysight Technologies, Inc.(a)	1,050	143,587
TE Connectivity Ltd.	1,847	277,844
Trimble, Inc.(a)	1,473	82,370
Zebra Technologies Corp., Class A(a)	305	94,224
		1,523,597
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	5,995	210,844
Halliburton Co.	5,299	179,000
Schlumberger NV	8,558	403,767
		793,611
Entertainment — 1.3%
Electronic Arts, Inc.	1,471	204,955
Live Nation Entertainment, Inc.(a)	855	80,148
Netflix, Inc.(a)	2,592	1,749,289
Take-Two Interactive Software, Inc.(a)	958	148,959
Walt Disney Co. (The)	10,966	1,088,814
Warner Bros Discovery, Inc., Class A(a)	13,227	98,409
		3,370,574
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(a)	10,884	4,427,611
Corpay, Inc.(a)	422	112,425
Fidelity National Information Services, Inc.	3,344	252,004
Fiserv, Inc.(a)	3,518	524,323
Global Payments, Inc.	1,534	148,338
Jack Henry & Associates, Inc.	439	72,883
Mastercard, Inc., Class A	4,936	2,177,566
PayPal Holdings, Inc.(a)	6,289	364,950
Visa, Inc., Class A	9,461	2,483,228
		10,563,328
Food Products — 0.8%
Archer-Daniels-Midland Co.	2,972	179,657
Bunge Global SA	869	92,783
Campbell Soup Co.	1,180	53,324
Conagra Brands, Inc.	2,863	81,367
General Mills, Inc.	3,400	215,084
Hershey Co. (The)	891	163,793
Hormel Foods Corp.	1,770	53,967
J M Smucker Co. (The)	633	69,022
Kellanova	1,587	91,538
Kraft Heinz Co. (The)	4,780	154,012
Lamb Weston Holdings, Inc.	865	72,729
McCormick & Co., Inc., NVS	1,509	107,049
Mondelez International, Inc., Class A	8,075	528,428
Tyson Foods, Inc., Class A	1,710	97,709
		1,960,462
Gas Utilities — 0.0%
Atmos Energy Corp.	908	105,918
Ground Transportation — 1.1%
CSX Corp.	11,753	393,138
JB Hunt Transport Services, Inc.	486	77,760
Norfolk Southern Corp.	1,359	291,764
Old Dominion Freight Line, Inc.	1,071	189,138
Uber Technologies, Inc.(a)	12,562	913,006
Union Pacific Corp.	3,668	829,922
		2,694,728

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	10,459	$ 1,086,795
Align Technology, Inc.(a)	421	101,642
Baxter International, Inc.	3,047	101,922
Becton Dickinson & Co.	1,738	406,188
Boston Scientific Corp.(a)	8,839	680,691
Cooper Cos., Inc. (The)	1,188	103,712
Dexcom, Inc.(a)(c)	2,391	271,092
Edwards Lifesciences Corp.(a)	3,627	335,026
GE HealthCare Technologies, Inc.	2,566	199,943
Hologic, Inc.(a)	1,410	104,693
IDEXX Laboratories, Inc.(a)	495	241,164
Insulet Corp.(a)	425	85,765
Intuitive Surgical, Inc.(a)	2,132	948,420
Medtronic PLC	7,989	628,814
ResMed, Inc.	884	169,215
STERIS PLC	596	130,846
Stryker Corp.	2,038	693,429
Teleflex, Inc.	281	59,103
Zimmer Biomet Holdings, Inc.	1,243	134,903
		6,483,363
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	1,456	143,154
Cencora, Inc.	989	222,822
Centene Corp.(a)	3,193	211,696
Cigna Group (The)	1,708	564,614
CVS Health Corp.	7,517	443,954
DaVita, Inc.(a)	327	45,312
Elevance Health, Inc.	1,397	756,979
HCA Healthcare, Inc.	1,165	374,291
Henry Schein, Inc.(a)	792	50,767
Humana, Inc.	731	273,138
Labcorp Holdings, Inc.	506	102,976
McKesson Corp.	783	457,303
Molina Healthcare, Inc.(a)	349	103,758
Quest Diagnostics, Inc.	672	91,983
UnitedHealth Group, Inc.	5,533	2,817,736
Universal Health Services, Inc., Class B	367	67,869
		6,728,352
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	945	110,536
Healthpeak Properties, Inc.	4,232	82,947
Ventas, Inc.	2,445	125,331
Welltower, Inc.	3,595	374,779
		693,593
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	4,197	75,462
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	2,655	402,578
Booking Holdings, Inc.	204	808,146
Caesars Entertainment, Inc.(a)	1,300	51,662
Carnival Corp.(a)	6,087	113,949
Chipotle Mexican Grill, Inc.(a)	8,281	518,805
Darden Restaurants, Inc.	719	108,799
Domino’s Pizza, Inc.	210	108,429
Expedia Group, Inc.(a)	764	96,256
Hilton Worldwide Holdings, Inc.	1,503	327,955
Las Vegas Sands Corp.	2,232	98,766
Marriott International, Inc., Class A	1,442	348,632
McDonald’s Corp.	4,337	1,105,241
MGM Resorts International(a)	1,508	67,016
Norwegian Cruise Line Holdings Ltd.(a)	2,596	48,779
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.(a)(c)	1,423	$ 226,869
Starbucks Corp.	6,810	530,158
Wynn Resorts Ltd.	565	50,567
Yum! Brands, Inc.	1,680	222,533
		5,235,140
Household Durables — 0.4%
DR Horton, Inc.	1,791	252,406
Garmin Ltd.	926	150,864
Lennar Corp., Class A	1,478	221,508
Mohawk Industries, Inc.(a)	307	34,872
NVR, Inc.(a)	19	144,183
PulteGroup, Inc.	1,276	140,487
		944,320
Household Products — 1.3%
Church & Dwight Co., Inc.	1,475	152,928
Clorox Co. (The)	755	103,035
Colgate-Palmolive Co.	4,938	479,183
Kimberly-Clark Corp.	2,018	278,888
Procter & Gamble Co. (The)	14,190	2,340,215
		3,354,249
Industrial REITs — 0.2%
Prologis, Inc.	5,567	625,230
Insurance — 2.2%
Aflac, Inc.	3,109	277,665
Allstate Corp. (The)	1,592	254,179
American International Group, Inc.	3,991	296,292
Aon PLC, Class A	1,307	383,709
Arch Capital Group Ltd.(a)	2,232	225,187
Arthur J. Gallagher & Co.	1,314	340,733
Assurant, Inc.	308	51,205
Brown & Brown, Inc.	1,423	127,230
Chubb Ltd.	2,442	622,905
Cincinnati Financial Corp.	935	110,424
Globe Life, Inc.	514	42,292
Hartford Financial Services Group, Inc. (The)	1,787	179,665
Loews Corp.	1,080	80,719
Marsh & McLennan Cos., Inc.	2,962	624,153
MetLife, Inc.	3,591	252,052
Principal Financial Group, Inc.	1,305	102,377
Progressive Corp. (The)	3,522	731,555
Prudential Financial, Inc.	2,158	252,896
Travelers Cos., Inc. (The)	1,377	279,999
W R Berkley Corp.	1,223	96,103
Willis Towers Watson PLC	613	160,692
		5,492,032
Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	35,316	6,432,809
Alphabet, Inc., Class C, NVS	29,380	5,388,880
Match Group, Inc.(a)	1,602	48,669
Meta Platforms, Inc., Class A	13,175	6,643,098
		18,513,456
IT Services — 1.1%
Accenture PLC, Class A	3,780	1,146,890
Akamai Technologies, Inc.(a)	916	82,513
Cognizant Technology Solutions Corp., Class A	2,986	203,048
EPAM Systems, Inc.(a)	350	65,839
Gartner, Inc.(a)	466	209,262
International Business Machines Corp.	5,523	955,203
VeriSign, Inc.(a)	524	93,167
		2,755,922

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 0.0%
Hasbro, Inc.	798	$ 46,683
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	1,753	227,241
Bio-Rad Laboratories, Inc., Class A(a)	127	34,685
Bio-Techne Corp.	940	67,351
Charles River Laboratories International, Inc.(a)	310	64,040
Danaher Corp.	3,963	990,155
IQVIA Holdings, Inc.(a)	1,094	231,315
Mettler-Toledo International, Inc.(a)	130	181,687
Revvity, Inc.	736	77,177
Thermo Fisher Scientific, Inc.	2,295	1,269,135
Waters Corp.(a)	355	102,993
West Pharmaceutical Services, Inc.	438	144,273
		3,390,052
Machinery — 1.8%
Caterpillar, Inc.	2,940	979,314
Cummins, Inc.	825	228,467
Deere & Co.	1,555	580,995
Dover Corp.	826	149,052
Fortive Corp.	2,127	157,611
IDEX Corp.	452	90,942
Illinois Tool Works, Inc.	1,637	387,904
Ingersoll Rand, Inc.	2,418	219,651
Nordson Corp.	329	76,308
Otis Worldwide Corp.	2,428	233,719
PACCAR, Inc.	3,152	324,467
Parker-Hannifin Corp.	771	389,979
Pentair PLC	991	75,980
Snap-on, Inc.	312	81,554
Stanley Black & Decker, Inc.	924	73,818
Westinghouse Air Brake Technologies Corp.	1,060	167,533
Xylem, Inc.	1,458	197,749
		4,415,043
Media — 0.6%
Charter Communications, Inc., Class A(a)	593	177,283
Comcast Corp., Class A	23,533	921,552
Fox Corp., Class A, NVS	1,452	49,905
Fox Corp., Class B	833	26,673
Interpublic Group of Cos., Inc. (The)	2,293	66,703
News Corp., Class A, NVS	2,249	62,005
News Corp., Class B	648	18,397
Omnicom Group, Inc.	1,192	106,923
Paramount Global, Class B, NVS	2,885	29,975
		1,459,416
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	8,601	418,009
Newmont Corp.	6,933	290,285
Nucor Corp.	1,442	227,951
Steel Dynamics, Inc.	903	116,938
		1,053,183
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	3,846	119,149
Consolidated Edison, Inc.	2,065	184,652
Public Service Enterprise Group, Inc.	3,000	221,100
Sempra	3,805	289,409
		814,310
Office REITs — 0.0%
BXP, Inc.	854	52,572
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan, Inc.	11,569	$ 229,876
Marathon Petroleum Corp.	2,118	367,431
ONEOK, Inc.	3,510	286,240
Phillips 66	2,549	359,842
Targa Resources Corp.	1,325	170,634
Valero Energy Corp.	1,966	308,190
Williams Cos., Inc. (The)	7,342	312,035
		2,034,248
Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	3,919	44,402
Delta Air Lines, Inc.	3,900	185,016
Southwest Airlines Co.	3,586	102,596
United Airlines Holdings, Inc.(a)	1,964	95,568
		427,582
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,404	149,386
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	12,162	505,088
Catalent, Inc.(a)	1,069	60,110
Eli Lilly & Co.	4,800	4,345,824
Merck & Co., Inc.	15,228	1,885,226
Pfizer, Inc.	34,069	953,251
Viatris, Inc.	7,278	77,365
Zoetis, Inc., Class A	2,750	476,740
		8,303,604
Professional Services — 0.6%
Automatic Data Processing, Inc.	2,465	588,371
Broadridge Financial Solutions, Inc.	712	140,264
Dayforce, Inc.(a)(c)	936	46,425
Equifax, Inc.	745	180,633
Paychex, Inc.	1,916	227,161
Paycom Software, Inc.	284	40,623
Verisk Analytics, Inc.	858	231,274
		1,454,751
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	1,813	161,556
CoStar Group, Inc.(a)	2,470	183,126
		344,682
Residential REITs — 0.3%
AvalonBay Communities, Inc.	855	176,891
Camden Property Trust	640	69,830
Equity Residential	2,079	144,158
Essex Property Trust, Inc.	382	103,981
Invitation Homes, Inc.	3,471	124,574
Mid-America Apartment Communities, Inc.	702	100,112
UDR, Inc.	1,791	73,700
		793,246
Retail REITs — 0.3%
Federal Realty Investment Trust	451	45,537
Kimco Realty Corp.	3,990	77,645
Realty Income Corp.	5,235	276,513
Regency Centers Corp.	989	61,516
Simon Property Group, Inc.	1,951	296,162
		757,373
Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc.(a)	9,718	1,576,357
Analog Devices, Inc.	2,981	680,443
Applied Materials, Inc.	4,995	1,178,770
Broadcom, Inc.	2,619	4,204,883

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(a)	825	$ 82,261
First Solar, Inc.(a)	640	144,294
Intel Corp.	25,594	792,646
KLA Corp.	809	667,029
Lam Research Corp.	784	834,843
Microchip Technology, Inc.	3,259	298,199
Micron Technology, Inc.	6,658	875,727
Monolithic Power Systems, Inc.	293	240,752
NVIDIA Corp.	147,892	18,270,578
NXP Semiconductors NV	1,546	416,013
ON Semiconductor Corp.(a)	2,591	177,613
Qorvo, Inc.(a)	584	67,767
QUALCOMM, Inc.	6,722	1,338,888
Skyworks Solutions, Inc.	961	102,423
Teradyne, Inc.	938	139,096
Texas Instruments, Inc.	5,474	1,064,857
		33,153,439
Software — 11.8%
Adobe, Inc.(a)	2,694	1,496,625
ANSYS, Inc.(a)	522	167,823
Autodesk, Inc.(a)	1,279	316,489
Cadence Design Systems, Inc.(a)	1,637	503,787
Fair Isaac Corp.(a)	150	223,299
Fortinet, Inc.(a)	3,805	229,327
Gen Digital, Inc.	3,333	83,258
Intuit, Inc.	1,683	1,106,084
Microsoft Corp.	44,685	19,971,961
Oracle Corp.	9,584	1,353,261
Palo Alto Networks, Inc.(a)	1,943	658,696
PTC, Inc.(a)	717	130,257
Roper Technologies, Inc.	644	362,997
Salesforce, Inc.	5,839	1,501,207
ServiceNow, Inc.(a)	1,233	969,964
Synopsys, Inc.(a)	917	545,670
Tyler Technologies, Inc.(a)	257	129,215
		29,749,920
Specialized REITs — 1.0%
American Tower Corp.	2,808	545,819
Crown Castle, Inc.	2,607	254,704
Digital Realty Trust, Inc.	1,952	296,801
Equinix, Inc.	570	431,262
Extra Space Storage, Inc.	1,265	196,594
Iron Mountain, Inc.	1,787	160,151
Public Storage	955	274,706
SBA Communications Corp., Class A	641	125,828
VICI Properties, Inc.	6,231	178,456
Weyerhaeuser Co.	4,342	123,269
		2,587,590
Specialty Retail — 2.0%
AutoZone, Inc.(a)	104	308,266
Bath & Body Works, Inc.	1,342	52,405
Best Buy Co., Inc.	1,157	97,524
CarMax, Inc.(a)	956	70,113
Home Depot, Inc. (The)	5,953	2,049,261
Lowe’s Cos., Inc.	3,441	758,603
Security	Shares	Value
Specialty Retail (continued)
O’Reilly Automotive, Inc.(a)	353	$ 372,789
Ross Stores, Inc.	2,020	293,546
TJX Cos., Inc. (The)	6,831	752,093
Tractor Supply Co.	643	173,610
Ulta Beauty, Inc.(a)	293	113,060
		5,041,270
Technology Hardware, Storage & Peripherals — 7.6%
Apple Inc.	86,661	18,252,540
Hewlett Packard Enterprise Co.	7,760	164,279
HP, Inc.	5,196	181,964
NetApp, Inc.	1,232	158,682
Seagate Technology Holdings PLC	1,164	120,206
Super Micro Computer, Inc.(a)	302	247,444
Western Digital Corp.(a)	1,964	148,812
		19,273,927
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	155	150,032
Lululemon Athletica, Inc.(a)	689	205,804
NIKE, Inc., Class B	7,277	548,468
Ralph Lauren Corp., Class A	231	40,439
Tapestry, Inc.	1,351	57,809
		1,002,552
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,449	216,735
United Rentals, Inc.	404	261,279
		478,014
Water Utilities — 0.1%
American Water Works Co., Inc.	1,172	151,376
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	3,100	546,158
Total Long-Term Investments — 99.8% (Cost: $227,016,730)		251,590,780
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(b)(d)(e)	761,773	762,077
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(d)	395,510	395,510
Total Short-Term Securities — 0.5% (Cost: $1,157,500)		1,157,587
Total Investments — 100.3% (Cost: $228,174,230)		252,748,367
Liabilities in Excess of Other Assets — (0.3)%		(643,890)
Net Assets — 100.0%		$ 252,104,477
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P 500 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 96,777	$ 665,365(a)	$ —	$ (119)	$ 54	$ 762,077	761,773	$ 252(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	306,229	89,281(a)	—	—	—	395,510	395,510	5,437	—
BlackRock, Inc.	732,822	37,715	(71,755)	9,583	(49,378)	658,987	837	4,304	—
				$ 9,464	$ (49,324)	$ 1,816,574		$ 9,993	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	17	09/20/24	$ 469	$ 1,377
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P 500 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 251,590,780	$ —	$ —	$ 251,590,780
Short-Term Securities
Money Market Funds	1,157,587	—	—	1,157,587
	$ 252,748,367	$ —	$ —	$ 252,748,367
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,377	$ —	$ —	$ 1,377
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust